Pension plan obligations	12 Months Ended
Dec. 31, 2025
Pension Plan Obligations
Pension plan obligations

25	Pension plan obligations

The Company has Post-Employment Benefits in the following modalities: Defined Benefit (BD) – G1 Plan (ii) and G0 (i); and Defined Contribution (CD) – SABESPrev Mais (iii) and VIVEST (iv), and only the latter is open for new adhesions. See the reconciliation of expenses with such plans in item (v).

Statements of defined benefit plans

Summary of pension plan obligations - Liabilities

	December 31, 2025			December 31, 2024
	G1 Plan	G0	Total	G1 Plan		G0	Total

Present value of defined benefit obligations	(2,731,190)	(2,040,647)	(4,771,837)	(2,335,938)		(1,931,145)	(4,267,083)
Fair value of plan assets	2,631,676	-	2,631,676	2,468,182	-	-	2,468,182
Asset ceiling	-	-	-	(132,244)	-	-	(132,244)
Total pension plan obligations (deficit)	(99,514)	(2,040,647)	(2,140,161)	-		(1,931,145)	(1,931,145)

Changes in Liabilities

	December 31, 2025			December 31, 2024
	G1 Plan	Go	Total	G1 Plan	G0	Total
Plan liabilities
Defined benefit obligation, beginning of year	(2,335,938)	(1,931,145)	(4,267,083)	(2,982,863)	(2,098,622)	(5,081,485)
Current service cost	(28,454)	-	(28,454)	(35,951)	-	(35,951)
Interest cost	(282,334)	(233,289)	(515,623)	(274,718)	(189,274)	(463,992)
Actuarial gains/(losses) accounted for as equity valuation adjustments	(345,879)	(104,294)	(450,173)	716,927	135,201	852,128
Paid benefits	261,415	228,081	489,496	240,667	221,550	462,217

Defined benefit obligation, end of year	(2,731,190)	(2,040,647)	(4,771,837)	(2,335,938)	(1,931,145)	(4,267,083)

Plan assets
Fair value of plan assets, beginning of year	2,468,182	-	2,468,182	2,938,614	-	2,938,614
Expected return on plan assets	302,466	-	302,466	274,265	-	274,265
Contributions by the Company	35,580	-	35,580	39,676	-	39,676
Contributions by participants	24,749	-	24,749	30,180	-	30,180
Paid benefits	(261,415)	-	(261,415)	(240,667)	-	(240,667)
Actuarial gains/(losses) accounted for as equity valuation adjustments	62,114	-	62,114	(573,886)	-	(573,886)
Fair value of plan assets, end of year	2,631,676	-	2,631,676	2,468,182	-	2,468,182
Asset ceiling	-	-	-	(132,244)	-	(132,244)
Total pension plan obligations (deficit)	(99,514)	(2,040,647)	(2,140,161)	-	(1,931,145)	(1,931,145)

Changes in equity – Equity evaluation adjustment

The Company, in compliance with IAS 19, recognized the gains/(losses) arising from changes in actuarial assumptions in equity, as equity valuation adjustments, as shown below:

	As of December 31, 2025			As of December 31, 2024
	G1 Plan	G0	Total	G1 Plan	G0	Total

Actuarial gains/(losses) on obligations	(134,691)	(104,294)	(238,985)	692,430	135,201	827,631
Gains/(losses) on financial assets	34,539	-	34,539	(549,389)	-	(549,389)
Asset ceiling	-	-	-	(132,244)	-	(132,244)
Total gains/(losses)	(100,152)	(104,294)	(204,446)	10,797	135,201	145,998

Deferred income tax and social contribution tax	33,835	-	33,835	(3,671)	-	(3,671)

Equity valuation adjustments	(66,317)	(104,294)	(170,611)	7,126	135,201	142,327

Changes in profit or loss for the year

	As of December 31, 2025			As of December 31, 2024
	G1 Plan	G0	Total	G1 Plan	G0	Total

Net service cost	3,704	-	3,704	5,799	-	5,799
Interest cost	282,334	233,289	515,623	274,718	189,274	463,992
Expected return on plan assets	(302,466)	-	(302,466)	(274,265)	-	(274,265)
Interest on the maximum limit of liabilities/(assets)	19,957	-	19,957	-	-	-
Amount received from the São Paulo State (undisputed)	-	(104,943)	(104,943)	-	(119,506)	(119,506)
Contributions by the Company	35,580	-	35,580	-	-	-
Total expenses	39,109	128,346	167,455	6,252	69,768	76,020

Maturity profile of the obligations

	As of December 31, 2025
	G1 Plan	Go

Payment of expected benefits in 2026	256,213	225,953
Payment of expected benefits in 2027	236,985	191,192
Payment of expected benefits in 2028	221,642	177,661
Payment of expected benefits in 2029	206,567	164,661
Payment of expected benefits in 2030 or later	1,809,783	1,281,180
Total	2,731,190	2,040,647

Actuarial assumptions used

	As of December 31, 2025		As of December 31, 2024
	G1 Plan	G0	G1 Plan	G0

Actual discount rate (NTN-B)	7.37% p.a.	7.39% p.a.	7.40% p.a.	7.37% p.a.
Inflation rate	4.05% p.a.	4.05% p.a.	4.96% p.a.	4.96% p.a.
Statutory rate of wage growth	6.13% p.a.	4.05% p.a.	7.06% p.a.	7.06% p.a.
General mortality table	AT-2000 table, rated down by 10% (Segregated by gender)	AT-2000 table, rated down by 10% (Segregated by gender)	AT-2000 table (Segregated by gender)	AT-2000 table (Segregated by gender)

Sensitivity analysis

The sensitivity analysis to changes in the main weighted assumptions of the total liabilities of the defined benefit pension plan, as of December 31, 2025, was:

As of December 31, 2025
Assumption	Change in assumption	G1 Plan	G0

	Increase of 1.0%	Reduction of R$ 284,643	Reduction of R$ 235,031
Discount rate	Reduction of 1.0%	Increase of R$ 340,399	Increase of R$ 229,336

	1-year increase	Increase of R$ 60,126	Increase of R$ 83,002
Life expectancy	1-year reduction	Reduction of R$ 58,845	Reduction of R$ 78,236

	Increase of 1.0%	Increase of R$ 11,442	-
Rate of wage growth	Reduction of 1.0%	Reduction of R$ 11,988	-

G1 Plan

The defined benefit plan (“G1 Plan”) managed by SABESPREV receives similar contributions established in a plan of subsidy of actuarial study of SABESPREV, as follows:

•	0.99% of the portion of the salary of participation up to 20 salaries; and
•	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.

As of December 31, 2025, the number of active and inactive participants was 1,303 and 9,405 (1,895 and 8,907 as of December 31, 2024), respectively.

The contributions of the Company and the participants to the G1 Plan in 2025 were R$ 35,580 and R$ 3,238 (R$ 39,676 and R$ 5,683 in 2024) respectively. Of this amount, in 2025, the Company and the participants made payments related to the actuarial deficit in the amounts of R$ 32,523 and R$ 21,511 (R$ 34,258 and R$ 224 in 2024), respectively.

Expected expense for the following fiscal year
G1

Net service cost	2,734
Interest cost	298,708
Expected normal and extraordinary contributions from participants	(26,279)
Net return on financial assets	(290,605)
Expenses/(Gains) to be recognized by the Company	(15,442)

Plan assets

The plan's investment policies and strategies aim to obtain consistent returns and reduce the risks associated with the use of financial assets available in the capital markets through diversification, considering factors such as liquidity needs and the long-term nature of the plan's liabilities, types and availability of financial instruments in the local and international market, general economic conditions and forecasts, as well as requirements stipulated by law. The allocation of the plan's assets and the strategies of its management are determined with the support of reports and analyses prepared by SABESPREV and independent financial advisors:

	As of December 31, 2025		As of December 31, 2024
	G1 Plan	%	G1 Plan	%

Fixed income	2,458,078	93.0	2,279,323	92.3
Equity securities	16,149	0.6	13,886	0.6
Structured investments	108,861	4.4	121,820	4.9
Others	48,588	2.0	53,153	2.2

Fair value of plan assets	2,631,676	100	2,468,182	100

The restrictions regarding investments in the asset portfolio, in the case of federal government bonds, are:

i)	securities backed by the National Treasury;
ii)	derivative instruments should only be used for hedging purposes.

The restrictions regarding investments in the asset portfolio, in the case of equity securities for internal management, are:

i)	day-trade transactions;
ii)	short selling;
iii)	unsecured swap transactions; and
iv)	leverage will not be allowed, transactions with derivatives that represent a leverage of the asset or short sale, such operations cannot result in losses greater than the amounts invested.

As of December 31, 2025, SABESPREV did not have any financial assets issued by the Company in its own portfolio; however, there could be such assets in the portfolio of investment funds invested by the Foundation. The real properties held in the portfolio are not used by the Company.

(ii)	G0

According to State Law No. 4819/1958, employees who started providing services before May 1974 acquired a legal right to receive supplemental pension payments under the "G0 Plan". The Company pays supplemental retirement and pension amounts on behalf of the São Paulo State and seeks reimbursements of such amounts, which are recorded in the “Balances with related parties” line, limited to the amounts considered virtually certain to be reimbursed by the São Paulo State.

The expense expected for the following year includes interest cost in the amount of R$ 222,985.

As of December 31, 2025, the total inactive participants was 1,688 (1,853 as of December 31, 2024).

(iii)	Sabesprev Mais Plan

Managed by SABESPREV, as of December 31, 2025, this Defined Contribution Plan had 7,585 active and assisted participants (8,762 as of December 31, 2024).

The sponsor's contributions correspond to the result obtained by applying a percentage of 100% to the basic contribution made by the participant.

(ii)	VIVEST Plan

Managed by VIVEST, the sponsor's contributions correspond to the result obtained by applying a percentage of 100% to the basic contribution made by the participant.

As of December 31, 2025, the number of participants was 205 (82 as of December 31, 2024).

(v)	Reconciliation of expenditures with pension plan obligations

	December 31, 2025	December 31, 2024

G1 Plan (i)	39,109	6,252
Go (ii)	128,346	69,768
SABESPrev Mais Plan (iii)	22,513	26,198
VIVEST Plan (iv)	2,988	970
Sub-total	192,956	103,188

Capitalized	(15,033)	(7,884)
Others	14,437	10,653

Pension plan obligations (Note 31)	192,360	105,957

Accounting policy

Defined benefit

The Company makes the contractual contributions to the social security benefit plan sponsored by it, in the defined benefit modality. The regular contributions comprise the net administrative costs and are recorded in the profit or loss for the period in which they are due.

The liability related to benefit pension plans is represented by the present value of the obligation at the reporting date, minus the fair value of the plan assets. Defined benefit obligations (G1 Plan), as well as the retirement and pension supplementation plan (G0) are calculated annually by independent actuaries, using the projected unit credit method. The estimate of future cash outflow is discounted to its present value, using the interest rates of government securities whose maturities approximate the maturities of the related liability.

With respect to actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, they are recorded directly under equity, as an equity valuation adjustment (EVA), so that the plan's net asset or liability is recognized in the statement of financial position to reflect the full amount of the plan's deficit or surplus.

When a reduction or liquidation of the plan occurs, which relates only to some employees of the plan, or when only part of the obligation is settled, the gain or loss includes a pro rata portion of the cost of past service and actuarial gains and losses. The pro rata portion is determined based on the present value of the obligations before and after the reduction or settlement.

The liability recognized in the statement of financial position with respect to defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date, minus the fair value of the plan assets. The obligation of this benefit is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows, using interest rates consistent with market yields, shown in the currency in which the benefits will be paid and which have maturities close to those of the respective pension plan obligation.

Defined contribution

The Company makes the contractual contributions to the social security benefit plans sponsored by it, in the defined contribution modality, which provides its employees with post-employment benefits, in which the Company makes equal contributions to employees, within the limits established by regulation. In this model, the benefits paid are directly related to the amount contributed, and there are no deficits to be covered by the Company.